CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Condensed financial statement of parent company
Interest income	$ 19,821,533	$ 21,652,794
Interest expense	(3,315,754)	(4,468,010)
Income before income taxes	4,742,069	6,109,535
Income tax benefit	(1,386,008)	(2,045,034)
Net income	3,356,061	4,064,501
Comprehensive income	467,462	3,968,431
First Clover Leaf Financial Corp.
Condensed financial statement of parent company
Dividends from subsidiary	5,600,000
Interest income	6,022	14,245
Interest expense	(88,286)	(97,914)
Other expenses	(751,605)	(420,211)
Income before income taxes	4,766,131	(503,880)
Income tax benefit	333,600	191,544
Income (loss) before equity in undistributed net income of subsidiary	5,099,731	(312,336)
Equity in undistributed (distributions in excess of) net income of subsidiary	(1,743,670)	4,376,837
Net income	3,356,061	4,064,501
Comprehensive income	$ 467,462	$ 3,968,431